FAIR VALUE MEASUREMENTS - Summary of Change in the Level 3 Warrant Liability (Detail) - Warrant [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the period	$ 86	$ 240	$ 720
Change in fair value of warrants liability	(75)	(154)	(472)
Reclassification of warrants liability to equity	(4)	0	(8)
Balance at the end of the year	$ 7	$ 86	$ 240